Share Capital and Warrants - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 28, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Oct. 30, 2024	Dec. 31, 2022
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock						20.00%
NCIB, shares redeemed, amount		$ 732.0			$ 361.0	$ 1,337.0	$ 711.0
Payment for Purchase of Warrants		$ 0.0			$ 600.0	$ 0.0	$ 600.0
Common shares
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares Under NCIB (in shares)						51,235,000	43,611,000
Shares outstanding (in shares)		1,829,470,000				1,829,470,000		1,871,868,000		1,909,190,000
Issued capital		$ 15,697.0				$ 15,697.0		$ 16,031.0		$ 16,320.0
Common shares | Renewed NCIB
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares Under NCIB (in shares)						51,200,000
NCIB, shares repurchased, price per share (in CAD per share)						$ 25.60
NCIB, shares redeemed, amount						$ 1,300.0
NCIB, reduction to contributed surplus						898.0
Average carrying value						873.0
Taxes paid						$ 25.0
Common shares | Potential ordinary share transactions | Renewed NCIB
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares Under NCIB (in shares)	2,500,000
NCIB, shares redeemed, amount	$ 59.0
NCIB, shares authorized for repurchase (in shares)	68,900,000
Number of shares authorized									127,000,000
Stock Option Plan
Disclosure of classes of share capital [Line Items]
Shares available for future issuance (in shares)		48,700,000				48,700,000		45,500,000
Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		36,000,000				36,000,000
Issued capital		$ 519.0				$ 519.0
Expected dividend		6.60%	6.71%	6.77%
Common Share Warrants
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		3,805,000				3,805,000		7,625,000		55,720,000
Issued capital		$ 12.0				$ 12.0		$ 25.0		$ 184.0
Exercise price of warrants issued (in CAD per share)						$ 6.54
Purchased and cancelled (in shares)						0		45,485,000
Purchased and Cancelled						$ 0.0		$ 151.0